Condensed Financial Information of the Company - Consolidated Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets
Cash and cash equivalents	¥ 2,020,191	$ 284,538	¥ 1,515,799
Short-term investments	1,023	144	156,182
Prepayments and other current assets, net	973,127	137,062	968,145
Total current assets	3,466,910	488,304	3,123,695
Non-current assets
Long-term investments	937,460	132,038	1,792,331
Other non-current assets	160,428	22,597	93,480
Total non-current assets	2,166,274	305,113	2,015,724
Total assets	5,633,184	793,417	5,139,419
Current liabilities
Accrued expenses and other current liabilities	2,437,210	343,273	1,586,769
Income tax payable	31,603	4,451	35,135
Total current liabilities	2,728,145	384,250	1,778,527
Deferred tax liabilities	54,540	7,682	55,770
Other non-current liabilities	189,943	26,753	200,336
Total non-current liabilities	244,483	34,435	256,106
Total liabilities	2,972,628	418,685	2,034,633
Redeemable noncontrolling interests	105,978	14,927
Shareholders' equity
Additional paid-in capital	2,711,875	381,960	2,688,571
Accumulated losses	(613,102)	(86,354)	(9,424)
Accumulated other comprehensive income	356,854	50,262	353,948	¥ 88,262	¥ 163,340
Total shareholders' equity	2,455,871	345,902	3,033,331
Total liabilities, mezzanine equity and shareholder's equity	5,633,184	793,417	5,139,419
Related Party [Member]
Current assets
Due from subsidiaries and related parties, net	71,505	10,071	199,099
Current liabilities
Due to subsidiaries and related parties	84,147	11,852	23,629
Common Class A [Member]
Shareholders' equity
Ordinary shares	81	11	80
Common Class B [Member]
Shareholders' equity
Ordinary shares	163	23	156
Parent Company [Member]
Current assets
Cash and cash equivalents	202,028	28,455	130,746
Prepayments and other current assets, net	2,715	382	111,986
Total current assets	2,809,390	395,694	2,588,320
Non-current assets
Long-term investments	152,355	21,459	477,366
Contractual interests in VIEs and their subsidiaries	2,232	314	76,505
Investment in subsidiaries	251,747	35,458	397,930
Total non-current assets	406,334	57,231	951,801
Total assets	3,215,724	452,925	3,540,121
Current liabilities
Accrued expenses and other current liabilities	12,730	1,793	10,595
Income tax payable	14,322	2,017	13,105
Total current liabilities	608,581	85,717	325,282
Deferred tax liabilities	8,277	1,166	40,897
Other non-current liabilities	142,995	20,140	140,611
Total non-current liabilities	151,272	21,306	181,508
Total liabilities	759,853	107,023	506,790
Shareholders' equity
Additional paid-in capital	2,711,875	381,960	2,688,571
Accumulated losses	(613,102)	(86,354)	(9,424)
Accumulated other comprehensive income	356,854	50,262	353,948
Total shareholders' equity	2,455,871	345,902	3,033,331
Total liabilities, mezzanine equity and shareholder's equity	3,215,724	452,925	3,540,121
Parent Company [Member] | Related Party [Member]
Current assets
Due from subsidiaries and related parties, net	2,604,647	366,857	2,345,588
Current liabilities
Due to subsidiaries and related parties	581,529	81,907	301,582
Parent Company [Member] | Common Class A [Member]
Shareholders' equity
Ordinary shares	81	11	80
Parent Company [Member] | Common Class B [Member]
Shareholders' equity
Ordinary shares	¥ 163	$ 23	¥ 156